EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Basic and Diluted Earnings Per Common Share

The following table presents the calculation of basic and diluted earnings per common share for our Common and Class B common stock:

Years Ended December 31,	2012	2011	2010
Basic Earnings per Share:
Net income attributable to Watsco, Inc. shareholders	$103,334	$90,450	$80,760
Less: distributed and undistributed earnings allocated to non-vested (restricted) common stock	17,656	6,045	4,775

Earnings allocated to Watsco, Inc. shareholders	$85,678	$84,405	$75,985

Weighted-average Common and Class B common shares outstanding for basic earnings per share	31,680,187	30,678,206	30,467,212

Basic earnings per share for Common and Class B common stock	$2.70	$2.75	$2.49

Allocation of earnings for Basic:
Common stock	$78,359	$76,574	$68,856
Class B common stock	7,319	7,831	7,129

	$85,678	$84,405	$75,985

Diluted Earnings per Share:
Net income attributable to Watsco, Inc. shareholders	$103,334	$90,450	$80,760
Less: distributed and undistributed earnings allocated to non-vested (restricted) common stock	17,656	6,042	4,772

Earnings allocated to Watsco, Inc. shareholders	$85,678	$84,408	$75,988

Weighted-average Common and Class B common shares outstanding for basic earnings per share	31,680,187	30,678,206	30,467,212
Effect of dilutive stock options	64,212	75,085	111,396

Weighted-average Common and Class B common shares outstanding for diluted earnings per share	31,744,399	30,753,291	30,578,608

Diluted earnings per share for Common and Class B common stock	$2.70	$2.74	$2.49